Income Taxes (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income Tax Expense (Benefit)	$ 277,000		$ 277,000		$ 0	$ 0
Operating loss carryforwards						$ 12,652,347
Unrecognized tax benefits, description					the Company does not anticipated any significant changes to unrecognized tax benefits over the next 12 months.
Income taxes interest or penalties					$ 0
Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Federal statutory rate							35.00%
Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Federal statutory rate							21.00%